Carrying Value of Equity Investment in Rand Refinery Limited (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 29.6	[1]	$ 30.2	[1]
Share of equity investee's profits/(losses)	4.9		4.0		(22.7)		(3.5)
Closing balance	30.2	[1]	28.2	[1]	29.6	[1]
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Opening balance	11.4		10.2		2.8
Share of equity investee's profits/(losses)	3.1		5.0		8.4
Dividend receivable	(5.4)
Translation	1.1		(2.3)		0.2
Closing balance	$ 10.2		$ 12.9		$ 11.4

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2011 December 31, 2010 June 30, 2010 December 31, 2011 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 26.4 13.2 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 34.9 * * * Timpetra Resources Limited Resource exploration 21.8 N/A N/A 1.2 N/A N/A * -Not readily determinable